Fair Value Measurements - Fair Value Measurements within the Fair Value Hierarchy of Derivative Liabilities Using Level 3 Inputs (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of derivative liability at issuance	$ (14)
Change in fair value of derivative liabilities	(23)
Balance at December 31, 2023	$ (37)